Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Sep. 30, 2022 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
Remainder of 2022	¥ 4,462,864	$ 627,380
2023	5,263,401	739,918
2024	2,993,291	420,790
2025	1,198,991	168,551
2026 and thereafter	287,218	40,376
Future minimum payments under non-cancelable agreements	¥ 14,205,765	$ 1,997,015